Securities	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (FVTPL) securities of $16,512 million ($13,641 million as at October 31, 2022) are comprised of $6,417 million mandatorily measured at fair value and $10,095 million investment securities held by insurance subsidiaries designated at fair value ($4,410 million and $9,231 million, respectively, as at October 31, 2022).
Our fair value through other comprehensive income (FVOCI) securities totalling $53,831 million ($43,561 million as at October 31, 2022), are net of an allowance for credit losses of $3 million ($3 million as at October 31, 2022).
Amortized cost securities totalling $115,509 million ($106,590 million as at October 31, 2022), are net of an allowance for credit losses of $3 million ($3 million as at October 31, 2022).
Amortized Cost Securities
The following table summarizes the carrying value and fair value for amortized cost debt securities:

(Canadian $ in millions)	July 31, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	5,785	5,779	7,136	7,129
Canadian provincial and municipal governments	4,906	4,915	5,588	5,583
U.S. federal government	55,285	50,119	59,245	51,717
U.S. states, municipalities and agencies	182	178	109	105
Other governments	1,096	1,091	1,387	1,377
NHA MBS, U.S. agency MBS and CMO (1)	46,552	42,124	31,013	26,864
Corporate debt	1,703	1,654	2,112	2,057
Total	115,509	105,860	106,590	94,832

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

  The carrying value of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	July 31, 2023				October 31, 2022
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	16,335	11	396	15,950	12,498	11	208	12,301
Canadian provincial and municipal governments	4,469	-	170	4,299	4,724	6	159	4,571
U.S. federal government	4,064	15	204	3,875	3,403	-	293	3,110
U.S. states, municipalities and agencies	5,315	8	106	5,217	3,863	5	154	3,714
Other governments	7,007	5	93	6,919	6,532	4	125	6,411
NHA MBS, U.S. agency MBS and CMO	14,464	8	333	14,139	9,572	13	317	9,268
Corporate debt	3,393	4	124	3,273	4,203	25	195	4,033
Corporate equity	129	30	-	159	122	31	-	153
Total	55,176	81	1,426	53,831	44,917	95	1,451	43,561
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
FVOCI	689	153	1,812	343
Amortized cost	991	365	2,406	837
Total	1,680	518	4,218	1,180
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
FVTPL securities	34	75	111	272
FVOCI securities - net realized gains (1)	2	12	36	39
Impairment loss	-	(2)	-	(2)
Securities gains, other than trading	36	85	147	309

(1)	Gains are net of (losses) on hedge contracts.

Interest and dividend income and gains (losses) on securities held in our Insurance business are recorded in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income. These include:
•
Interest and dividend income of $117 million and $334 million for the three months and nine months ended July 31, 2023, respectively ($103 million and $293 million for the three and nine months ended July 31, 2022, respectively). Interest income is calculated using the effective interest method;

•
Gains (losses) from securities designated as FVTPL of $(280) million and $329 million for the three months and nine months ended July 31, 2023, respectively ($51 million and $(1,303) million for the three and nine months ended July 31, 2022, respectively); and

•
Realized gains from FVOCI securities were $nil million and $1 million for the three and nine months ended July 31, 2023, respectively ($nil million for the three and nine months ended July 31, 2022, respectively).